3. CASH AND CASH EQUIVALENTS (Details Narrative) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Cash And Cash Equivalents Details Narrative
Cash at bank and in hand	$ 33,517,096	$ 46,701,216